PREFERRED STOCK	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Preferred Stock [Text Block]
12.	PREFERRED STOCK

Series A Convertible Preferred Stock

In May 2012, the Company designated a class of preferred stock as Series A Convertible Preferred Stock. The Series A shares have no entitlement to dividends and have no voting rights. In any event of dissolution, liquidation or winding up of the Company, the Series A shares are entitled to receive a stated value of $1.00 per share. All distributions made to holders of the Series A shares and to holders of other stock of the Company upon liquidation shall be made on a pari passu basis with distributions made to holders of the Company’s common stock. The series A shares are convertible into the Company’s common stock at a stated conversion price that is equal to the lessor of 1) 110% of the closing common stock price on the date of conversion or 2) 80% of the lowest closing common stock price occurring during a 30 trading day period prior to notice of conversion. During 2013 the registered holder of the Company’s Series A convertible preferred stock converted all 250,000 shares into 8,094,117 shares of the Company’s common stock. The Series A Convertible Preferred Stock was converted in January 2013 as part of a services settlement with a vendor.

Series B Preferred Stock

On April 2, 2013 the Company filed a Certificate of Designation with the State of Nevada formally creating a series of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock has no anti-dilution provisions, can only be issued to officers, directors and advisors of the Company, and cannot be converted into common stock, transferred, sold or disposed of in any manner for 24 months.

Series C Convertible Preferred Stock

On April 1, 2013, the Company filed a Certificate of Designation with the State of Nevada creating a series of Series C Convertible Preferred Stock. The Series C Convertible Preferred Stock has no anti-dilution provisions, can only be issued to officers and directors of the Company, is convertible into a cumulative total of 750,000 common shares and is automatically convertible into common stock upon listing of the Company’s common stock to a national stock exchange. The holders of Series C shares are entitled to 300 common stock equivalent votes per share on all corporate matters except those that by law only require a single series vote.

Series D Convertible Preferred Stock

On August 19, 2013, the Company entered into a securities purchase agreement with an institutional investor (the “Investor”) pursuant to which the Company issued shares of newly designated Series D 8% Convertible Preferred Stock (”Series D Preferred Stock”) to the Investor in exchange for the Investor agreeing to paying off certain accounts payables of the Company, up to an aggregate approximate amount of $1,250,000. In addition, the Company granted to the Investor the right to participate in future financings of the Company until 12 months from the date of the last closing.

On August 19, 2013, the Company filed a Certificate of Designation designating 1,300 of our preferred stock as Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $1,000 and pays on a quarterly basis 8% cumulative dividends per annum. Dividends are payable by the Company in cash or at the Company’s option, in shares of common stock. The Series D Preferred Stock shall have no voting rights except in certain circumstances which would adversely affect the Series D Preferred Stockholders. Each share of Series D Preferred Stock is convertible at any time into shares of common stock by dividing the stated value per share by the then effective conversion price. The conversion price for the Series D Preferred Stock shall equal $0.03 per share, subject to adjustment;  provided,  however , in the event that during any period that the Series D Preferred Stock is outstanding, a holder delivers a conversion notice within 5 trading days following a period that the average of 5 consecutive Volume Weighted Average Prices (VWAPs) is less than $0.02, the conversion price shall be thereafter reduced, and only reduced, to equal the lesser of the then conversion price and 75% of the average of the lowest 5 consecutive VWAPs prior to the delivery of such conversion notice.   The Series D Preferred Stock is also subject to redemption by the Series D Shareholders upon certain triggering events. The redemption amount upon any triggering event is equal to the greater of 1) 130% of the stated value or 2) the stated value divided by the then conversion price multiplied by the VMAP on the trading day immediately preceding the triggering event, plus any accrued and unpaid dividends. The redemption payment may, at the option of the holder, be in cash or shares. Redemption triggering events may include certain events such as 1change of control, bankruptcy, junior security redemptions, common stock delisting, or other adverse events as described under the agreement.

Stock Warrants

Company issued 83,333,251 Warrants in 2013 in connection with the Debenture and Warrant transaction. The Warrants are exercisable for a term of three years from the date of issuance at an exercise price of $0.06 per share. The Warrants are exercisable on a cashless basis if at any time after the six months anniversary there is no effective registration statement or current prospectus available for the resale of the shares underlying the Warrants. The Company may call the warrants at an exercise price of $.001 per share if certain conditions as described in the Warrant are met.

The following table summarizes the Company’s warrant activity for the year ended December 31, 2013.

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,392,251	$0.07
Issued in connection with convertible debt offerings	11,364,773	0.07
Exercised	(146,694)	0.17
Expired	(25,501)	0.01
Outstanding as of December 31, 2012	12,584,829	0.04
Issued in connection with convertible debt offerings	83,333,250	0.06
Exercised	-	0.00
Cancelled	(11,364,773)	0.04
Expired	-	0.00
Outstanding as of December 31, 2013	84,553,306	0.06

Warrant Exchange

On March 7th, the Company accepted elections to exercise certain warrants in the aggregate amount of 60,000,000 shares of common stock for gross proceeds of $3,600,000. The total proceeds from the transaction were received by the Company in the first quarter of 2014. Pursuant to the offer to exercise dated February 13, 2014 as supplemented on March 6, 2014, the holders of outstanding warrants to purchase shares of common stock of the Company at a price of $0.06 (the “Original Warrants”) were offered the opportunity to exercise their Original Warrants and receive warrants (the “New Warrants”) to purchase three (3) shares of common stock of the Company for every four (4) Original Warrants exercised. The New Warrants are exercisable at a price of $0.12 for a term of five (5) years. The New Warrants are callable by the Company if the Volume Weighted Average Price (VWAP) of the Company’s common stock for each of 20 consecutive trading days exceeds $0.18 and certain equity conditions are met. . The Company may also call the New Warrants if the closing price of the Company’s common stock exceeds $0.18 on the date that is the earlier of the receipt by the Company of an approval letter for listing of the Company’s common stock on an exchange or listing of the common stock on an exchange. The holders of the New Warrants will also have piggy back – registration rights. Upon the closing of the offer to exercise the Company issued New Warrants to purchase 45,000,000 shares of common stock of the Company.